Note 6 - Short-Term Investments (Details) - Summary of Unrealized Losses and Fair Value of Investments Not Deemed to be Other Than Temporarily Impaired (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Note 6 - Short-Term Investments (Details) - Summary of Unrealized Losses and Fair Value of Investments Not Deemed to be Other Than Temporarily Impaired [Line Items]
Total Unrealized Losses	$ 4	$ 4
Government Bonds [Member]
Note 6 - Short-Term Investments (Details) - Summary of Unrealized Losses and Fair Value of Investments Not Deemed to be Other Than Temporarily Impaired [Line Items]
Less Than 12 Months Fair Value	500
Total Fair Value	500
Corporate Bonds [Member]
Note 6 - Short-Term Investments (Details) - Summary of Unrealized Losses and Fair Value of Investments Not Deemed to be Other Than Temporarily Impaired [Line Items]
Less Than 12 Months Fair Value	1,517
Less Than 12 Month Unrealized Losses	2
Total Fair Value	1,517
Total Unrealized Losses	2
Agency Bonds [Member]
Note 6 - Short-Term Investments (Details) - Summary of Unrealized Losses and Fair Value of Investments Not Deemed to be Other Than Temporarily Impaired [Line Items]
Less Than 12 Months Fair Value	2,830	3,229
Less Than 12 Month Unrealized Losses	2	4
Total Fair Value	2,830	3,229
Total Unrealized Losses	2	4
Total Short-Term Investments[Member]
Note 6 - Short-Term Investments (Details) - Summary of Unrealized Losses and Fair Value of Investments Not Deemed to be Other Than Temporarily Impaired [Line Items]
Less Than 12 Months Fair Value	4,847
Less Than 12 Month Unrealized Losses	4
Total Fair Value	4,847
Total Unrealized Losses	$ 4